BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES

2.	BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES

Basis of preparation

These consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The accounting policies set out below have been applied consistently to all periods in these consolidated financial statements.

Principles of consolidation

A variable interest entity (“VIE”) is defined by the accounting standard as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights. A party that is a variable interest holder is required to consolidate a VIE if the holder has both (a) the power to direct the activities that most significantly impact the entity's economic performance and (b) the obligation to absorb losses that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

The accompanying consolidated financial statements include the financial statements of the entities listed in notes 4 and 5.

Investments in entities in which we directly or indirectly hold more than 50% of the voting control are consolidated in the financial statements, as well as certain VIEs in which the Company is deemed to be subject to a majority of the risk of loss from the VIE's activities or entitled to receive a majority of the entity's residual returns, or both. All inter-company balances and transactions are eliminated. The non-controlling interests of the above-mentioned subsidiaries were included in the consolidated balance sheets and statements of operations as “Non-controlling interests”.

Changes in our ownership interest while we retain a controlling financial interest in a subsidiary are accounted for as equity transactions. The carrying amount of the non-controlling interest is adjusted to reflect our changed ownership interest, with any difference between the fair value of consideration and the amount of the adjusted non-controlling interest being recognized in equity.

We recognize a gain or loss when a subsidiary issue its stock to third parties at a price per share in excess or below its carrying value resulting in a reduction in our ownership interest in the subsidiary. The gain or loss is recorded in the line “Additional paid-in capital” within the statement of changes in equity.
When a consolidated subsidiary issues preferred stock, such preferred stock is classified as equity. Preferred stock issued by a consolidated subsidiary to non-controlling interests is recorded as non-controlling interests for the proceeds received upon issuance.

Foreign currencies

Our functional currency is the U.S. dollar as most of our revenues are received in U.S. dollars and a majority of our expenditures are incurred in U.S. dollars. Our reporting currency is U.S. dollars. Transactions in foreign currencies during the year are translated into U.S. dollars at the exchange rates in effect at the date of the transaction. Monetary assets and liabilities are translated using exchange rates at the balance sheet date. Non-monetary assets and liabilities are translated using historical exchange rates. Foreign currency transaction and translation gains or losses are included in the consolidated balance sheets and consolidated statements of operations.

Use of estimates

The preparation of financial statements in accordance with US GAAP requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

In assessing the recoverability of our vessels’ carrying amounts, we make assumptions regarding estimated future cash flows, estimates in respect of residual or scrap value, charter rates, ship operating expenses and drydocking requirements.

In relation to the oil derivative instruments (note 27), the fair value was determined using the estimated discounted cash flows of the additional payments due to us as a result of oil prices moving above a contractual oil price floor over the term of the Hilli's Liquefaction Tolling Agreement (“LTA”). The fair value of the gas derivative was determined using the estimated discounted cash flows of the additional payments due to us as a result of forecast natural gas prices and forecast Euro/USD exchange rates. Significant inputs used in the valuation of the oil and gas derivative instruments include management’s estimate of an appropriate discount rate and the length of time necessary to blend the long-term and short-term oil and gas prices obtained from quoted prices in active markets. The changes in fair value of our oil and gas derivative instruments are recognized in each period within “Realized and unrealized gain/(loss) on oil and gas derivative instruments” as part of the consolidated statement of operations (note 8).

Changes in presentation of Net income/(losses) from equity method investments and Equity method investments

On April 15, 2021, we sold our equity method investments in Golar Partners and Hygo (note 14). Previously, our share of earnings/(losses) in Golar Partners and Hygo and the associated carrying values of our investments in Golar Partners and Hygo were presented within “Net losses from equity method investments” and “Equity method investments”. Following the completion of the disposal, we retrospectively presented our share of earnings/(losses) in Golar Partners and Hygo and the associated carrying values of our investments as “Net income/(loss) from discontinued operations” and “Assets held for sale”, respectively. In addition, we have retrospectively presented the cash flow activities arising from our held for sale investments as “Net cash (used in)/provided by discontinued investing activities”. The retrospective changes in presentation for the prior periods are shown below:

Consolidated Statements of Operations	2020			2019
(in thousands of $)	As previously reported	Adjustments Increase/ (Decrease)	Restated	As previously reported	Adjustments Increase/ (Decrease)	Restated
Net losses from equity method investments	(176,527)	175,989	(538)	(45,799)	43,284	(2,515)
Net loss from discontinued operations	—	(175,989)	(175,989)	—	(43,284)	(43,284)

Consolidated Balance Sheet	2020
(in thousands of $)	As previously reported	Adjustments Increase/ (Decrease)	Restated
Equity method investments	312,151	(267,766)	44,385
Assets held for sale	—	267,766	267,766

Consolidated Statements of Cash Flows	2020			2019
(in thousands of $)	As previously reported	Adjustments Increase/ (Decrease)	Restated	As previously reported	Adjustments Increase/ (Decrease)	Restated
Net cash provided by operating activities
Net losses from equity method investments	(176,527)	175,989	(538)	(45,799)	43,284	(2,515)
Net loss from discontinued operations	—	(175,989)	(175,989)	—	(43,284)	(43,284)
Dividend received	—	—	—	7,609	(7,609)	—
Dividend received from discontinued operations	—	—	—	—	7,609	7,609
Net cash provided by operating activities	(176,527)	—	(176,527)	(38,190)	—	(38,190)

Net cash (used in)/provided by investing activities
Additions to equity method investments	(12,640)	2,410	(10,230)	(20,994)	19,730	(1,264)
Dividends received	10,584	(10,584)	—	29,207	(29,207)	—
Short-term loan advanced to related parties	(45,000)	45,000	—	—	—	—
Proceeds from repayment of short-term loan advanced to related parties	45,000	(45,000)	—	—	—	—
Proceeds from disposals to Golar Partners, net of cash disposed	—	—	—	9,652	(9,652)	—
Net cash (used in)/provided by investing activities	(2,056)	(8,174)	(10,230)	17,865	(19,129)	(1,264)

Net cash (used in)/provided by discontinued investing activities
Additions to equity method investments	—	(2,410)	(2,410)	—	(19,730)	(19,730)
Dividends received	—	10,584	10,584	—	29,207	29,207
Short-term loan advanced to related parties	—	(45,000)	(45,000)	—	—	—
Proceeds from repayment of short-term loan advanced to related parties	—	45,000	45,000	—	—	—
Proceeds from disposals to Golar Partners, net of cash disposed	—	—	—	—	9,652	9,652
Net cash (used in)/provided by discontinued investing activities	—	8,174	8,174	—	19,129	19,129

Fair value measurements

We account for fair value measurement in accordance with the accounting standards guidance using fair value to measure assets and liabilities. The guidance provides a single definition of fair value, together with a framework for measuring it, and requires additional disclosure about the use of fair value to measure assets and liabilities.
Revenue and related expense recognition

Contracts relating to our LNG carriers, FSRUs and FLNG assets can take the form of operating leases, finance leases, tolling agreements and management agreements. In addition, we have historically contracted a portion of our vessels in the spot market through our “Cool Pool” arrangement. Although the substance of these contracts is similar (they allow our customers to hire our assets and to avail themselves of Golar's management services for a specified day rate), the accounting treatment varies.

To determine whether a contract conveys a lease agreement for a period of time, the Company has assessed whether, throughout the period of use, the customer has both of the following:

•the right to obtain substantially all of the economic benefits from the use of the identified asset; and
•the right to direct the use of that identified asset.

If a contract relating to an asset fails to give the customer both of the above rights, we account for the agreement as a revenue contract. A contract relating to an asset will generally be accounted for as a revenue contract if the customer does not contract for substantially all of the capacity of the asset (i.e. another third party could contract for a meaningful amount of the asset capacity).

In situations where we provide management services unrelated to an asset contract, we account for the contract as a revenue contract.

Lease accounting

When a contract is designated as a lease, we make an assessment on whether the contract is an operating lease or a finance lease. An agreement will be a finance lease if any of the following conditions are met:

•ownership of the asset is transferred at the end of the lease term;
•the contract contains an option to purchase the asset which is reasonably certain to be exercised;
•the lease term is for a major part of the remaining useful life of the contract, although contracts entered into the last 25% of the asset's useful life are not subject to this criterion;
•the discounted value of the fixed payments under the lease represents substantially all of the fair value of the asset; or
•the asset is heavily customized such that it could not be used for another charter at the end of the term.

Lessor accounting

In making the classification assessment, we estimate the residual value of the underlying asset at the end of the lease term with reference to broker valuations. None of our lease contracts contain residual value guarantees and any purchase options are disclosed in note 13. Agreements which include renewal and termination options are included in the lease term if we believe they are “reasonably certain” to be exercised by the lessee or if controlled by the lessor. The determination of whether lessee extension clauses are reasonably certain depends on whether the option contains an economic incentive.

Generally, lease accounting commences when the asset is made available to the customer, however, where the contract contains specific customer acceptance testing conditions, lease accounting will not commence until the asset has successfully passed the acceptance test. We assess a lease under the modification guidance when there is a change to the terms and conditions of the contract that results in a change in the scope or the consideration of the lease.

Costs directly associated with the execution of the lease or costs incurred after lease inception (the execution of the contract) but prior to the commencement of the lease that directly relates to preparing the asset for the contract (for example bunker costs), are capitalized and amortized to the consolidated statement of income over the lease term. We also defer upfront net revenue payments (for example positioning fees) to the consolidated balance sheet and amortize to the consolidated statement of income over the lease term.

Fixed revenue from operating leases is accounted for on a straight-line basis over the life of the lease; while variable revenue is accounted for as incurred in the relevant period. Fixed revenue includes fixed payments and variable payments based on a rate or index. For our operating leases, we have elected the practical expedient to combine our service revenue and operating lease income as both the timing and the pattern of transfer of the components are the same.
Time charter agreements

Revenues include minimum lease payments under time charters, fees for positioning and repositioning vessels, and gross pool revenues. Revenues generated from time charters, which we generally classify as operating leases, are recorded over the term of the charter as service is provided. However, we do not recognize revenue if a charter has not been contractually committed to by a customer and ourselves, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage. Initial direct costs (those directly related to the negotiation and consummation of the lease) are deferred and allocated to earnings over the lease term. Rental income and expense are amortized over the lease term on a straight-line basis.

Repositioning fees (included in time and voyage charter revenues) received in respect of time charters are recognized at the end of the charter when the fee becomes fixed and determinable. However, where there is a fixed amount specified in the charter, which is not dependent upon redelivery location, the fee will be recognized evenly over the term of the charter.

Under time charters, voyage expenses are generally paid by our customers. Voyage related expenses, principally fuel, may also be incurred when positioning or repositioning the vessel before or after the period of time charter and during periods when the vessel is not under charter or is off-hire, for example when the vessel is undergoing repairs. These expenses are recognized as incurred.

Vessel operating expenses, which are recognized when incurred, include crewing, repairs and maintenance, insurance, stores, lube oils, communication expenses and third-party management fees. Bunkers consumption represents mainly bunkers consumed during unemployment and off-hire.

Cool Pool

Pool revenues and expenses under the Cool Pool arrangement are accounted for in accordance with the guidance for collaborative arrangements when two (or more) parties are active participants in the activity and exposed to significant risk and rewards dependent on the commercial success of the activity. Active participation is deemed to be when participating on the Cool Pool steering committee.

When applying a collaborative arrangement, we present our share of net income earned under the Cool Pool across a number of lines in the Income Statement. Net revenue and expenses incurred specifically to Golar vessels and for which we are deemed to be the principal, are presented gross on the face of the Income Statement in the line items “Time and voyage and charter revenues” and “Voyage, charter hire and commission expenses.” Pool net revenues generated by the other participants in the pooling arrangement, will be presented separately in revenue and expenses from collaborative arrangements. Each participant's share of the net pool revenues is based on the number of days such vessels participated in the pool. Refer to note 28 for an analysis of the income statement effect for the pooling arrangement.

When no collaborative arrangement is applied, we present our gross share of income earned and costs incurred under the Cool Pool on the face of the Income Statement in the line items “Time and voyage and charter revenues” and “Voyage, charter hire and commission expenses” respectively. For pool net revenues and expenses generated by the other participants in the pooling arrangement, we analogize these to be either the cost of obtaining a contract or the benefit of operating within the Cool Pool, and presented within the line item “Voyage, charter hire and commission expenses, net.”

Liquefaction services revenue

For liquefaction services revenue, the provision of liquefaction services capacity is considered a single performance obligation recognized evenly over time. We consider our services (the receipt of customer's gas, treatment and temporary storage on board our FLNG and delivery of LNG to waiting carriers) to be a series of distinct services that are substantially the same and have the same pattern of transfer to our customer. We recognize revenue when obligations under the terms of our contract are satisfied. We have applied the practical expedient to recognize liquefaction services revenue in proportion to the amount we have the right to invoice.

Contractual payment terms for liquefaction services is monthly in arrears. Contract liabilities arise when the customer makes payments in advance of receiving services. The period between when invoicing and when payment is due is not significant.
Management fees

Management fees are generated from vessel management which includes commercial and technical vessel-related services and administrative services. The management services we provide are considered a single performance obligation recognized evenly over time as our services are rendered. We consider our services as a series of distinct services that are substantially the same and have the same pattern of transfer to the customer. We recognize revenue when obligations under the terms of our contracts with our customers are satisfied. We have applied the practical expedient to recognize management fee revenue in proportion to the amount that we have the right to invoice.

Our contracts generally have an initial term of one year or less, after which the arrangement continues until the end of the contract, ranging from 30 to 120 days. Contract assets arise when we render management services in advance of entitlement to payment from our customers.

Insurance claims

The Company has two main types of insurance policies, being ‘hull and machinery’ (“H&M”) and ‘loss of hire’ (“LOH”) coverage. LOH indemnifications aim at providing us coverage for loss of revenue for our insured vessels and related claims are considered gain contingencies, which are recognized when the proceeds from our insurance syndication are realized or deemed realizable, net of any deductions where applicable. LOH is recognized on the face of the Income Statement in the line item “Other operating income”.

H&M policy covers any damage we incur in relation to our property, plant and equipment. The insurance policy is considered loss recoveries, meaning that the timing of recognition of a claim for an insured damage occurs at the time such loss impacts the Income Statement, when deemed probable of being recovered from the counterparty and for an amount net of any deductions that may apply. H&M is recognized on the face of the Income Statement in the line item “Vessel operating expenses”.

Cash and cash equivalents

We consider all demand and time deposits and highly liquid investments with original maturities of three months or less to be equivalent to cash. Amounts are presented net of allowances for credit losses, which are assessed based on consideration of whether the balances have short-term maturities and whether the counterparty has an investment grade credit rating, limiting any credit exposure.

Restricted cash and short-term deposits

Restricted cash consists of bank deposits which may only be used to settle certain pre-arranged loans, bid bonds in respect of tenders for projects we have entered into, cash collateral required for certain swaps, and other contracts which require us to restrict cash.

Short-term deposits represent highly liquid deposits placed with financial institutions, primarily from our consolidated VIEs, which are readily convertible into known amounts of cash with original maturities of less than 12 months.

Amounts are presented net of allowances for credit losses, which are assessed based on consideration of whether the balances have short-term maturities and whether the counterparty has an investment grade credit rating, limiting any credit exposure.

Trade accounts receivables

Trade receivables are presented net of allowances of expected credit losses. At each balance sheet date, all potentially uncollectible accounts are assessed individually for the purpose of determining the appropriate allowance for expected credit loss. Our trade receivables have short maturities so we have considered that forecasted changes to economic conditions will have an insignificant effect on the estimate of the allowance, except in extraordinary circumstances.
Allowance for credit losses

Financial assets recorded at amortized cost and off-balance sheet credit exposures not accounted for as insurance (including financial guarantees) reflect an allowance for current expected credit losses (“credit losses”) over the lifetime of the instrument. The allowance for credit losses reflects a deduction to the net amount expected to be collected on the financial asset. Amounts are written off against the allowance when management believes the un-collectability of a balance is confirmed or certain. Expected recoveries will not exceed the amounts previously written-off or current credit loss allowance by financial asset category. We estimate expected credit losses based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. We have elected to calculate expected credit losses on the combined balance of both the amortized cost and accrued interest from the unpaid principal balance. Specific calculation of our credit allowances is included in the respective accounting policies included herein; all other financial assets are assessed on an individual basis calculated using the method we consider most appropriate for each asset.

Inventories

Inventories, which are comprised principally of fuel, are stated at the lower of cost and net realizable value. Cost is determined on a first-in, first-out basis.

Equity method investments

Equity method investments relates to our investments on entities over which we generally have between 20% and 50% of the voting rights, or over which we have significant influence, but over which we do not exercise control or have the power to control the financial and operational policies. Investments in these entities are accounted for by the equity method of accounting. This also extends to entities in which we hold a majority ownership interest, but we do not control, due to the other parties' participating rights. Under this method, we record our investment at cost (or fair value if a consequence of deconsolidation), and adjust the carrying amount for our share of the income or losses from these equity method investments subsequent to the date of the investment and report the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. The excess, if any, of the purchase price over book value of our investments in equity method of the affiliates, or basis difference, is included in the consolidated balance sheets as “Equity method investments”. We allocate the basis difference across the assets and liabilities of the affiliate, with the residual assigned to goodwill. Any negative goodwill is recognized immediately in the income statement as a gain on bargain purchase. The basis difference will then be amortized through the consolidated statements of operations as part of the equity method of accounting. When our share of income or losses in equity method investments equals or exceeds its interest, we do not recognize further losses, unless we have incurred obligations or made payments on behalf of the affiliate.

Vessels and equipment

Vessels and equipment are stated at cost less accumulated depreciation. The cost of vessels and equipment, less the estimated residual values, is depreciated on a straight-line basis over the assets' remaining useful economic lives. Management estimates the residual values of our vessels based on broker scrap value cost of steel and aluminum times the weight of the ship noted in lightweight ton. Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons.

The cost of building mooring equipment is capitalized and depreciated over the initial lease term of the related agreement.

Refurbishment costs incurred during the period are capitalized as part of vessels and equipment and depreciated over the vessels' remaining useful economic lives. Refurbishment costs are costs that appreciably increase the capacity, or improve the efficiency or safety of vessels and equipment.

Drydocking expenditures are capitalized when incurred and amortized over the period until the next anticipated drydocking, which is generally five years. For vessels that are newly built or acquired, we have adopted the “built-in overhaul” method of accounting. The built-in overhaul method is based on the segregation of vessel costs into those that should be depreciated over the useful life of the vessel and those that require drydocking at periodic intervals to reflect the different useful lives of the components of the assets. The estimated cost of the drydocking component is amortized until the date of the first drydocking following acquisition, upon which the cost is capitalized and the process is repeated. When a vessel is disposed of, any unamortized drydocking expenditure is charged against income in the period of disposal.
Vessel reactivation costs incurred on vessels leaving lay-up include costs of both a capital and expense nature. The capital costs include the addition of new equipment or modifications to the vessel which enhance or increase the operational efficiency and functionality of the vessel. These expenditures are capitalized and depreciated over the remaining useful life of the vessel.  Expenditures of a routine repairs and maintenance nature that do not improve the operating efficiency or extend the useful lives of the vessels are expensed as incurred as mobilization costs.

Useful lives applied in depreciation are as follows:

Vessels (excluding converted FSRU and FLNG)	40 years
Vessels - converted FSRU	20 years from conversion date
Vessels - FLNG	30 years from conversion date
Deferred drydocking expenditure	5 years
Deferred drydocking expenditure - FLNG	20 years
Mooring equipment - FLNG	8 years
Office equipment and fittings	3 to 6 years

Asset under development

An asset is classified as an asset under development when there is a firm commitment from us to proceed with the construction of the asset and the likelihood of conversion is virtually certain to occur. An asset under development is classified as non-current and is stated at cost. All costs incurred during the construction of the asset, including conversion installment payments, interest, supervision and technical costs are capitalized. Non refundable reimbursements are offset against the cost incurred for the construction of the asset. Interest costs directly attributable to construction of the asset are added to the cost of the asset. Capitalization ceases and depreciation commences once the asset is completed and available for its intended use.

Interest costs capitalized

Interest is capitalized on all qualifying assets that require a period of time to get them ready for their intended use. Qualifying assets consist of vessels under construction, assets under development and vessels undergoing conversion into FSRUs or FLNGs for our own use. In addition, certain equity method investments may be considered qualifying assets prior to commencement of their planned principal operation. The interest capitalized is calculated using the rate of interest on the loan to fund the expenditure or our weighted average cost of borrowings, where appropriate, from commencement of the asset development until substantially all the activities necessary to prepare the assets for its intended use are complete. If our financing plans associate a specific borrowing with a qualifying asset, we use the rate on that borrowing as the capitalization rate to be applied to that portion of the average accumulated expenditures for the asset provided that does not exceed the amount of that borrowing. We do not capitalize amounts beyond the actual interest expense incurred in the period.

Asset retirement obligation

An asset retirement obligation (“ARO”), is a liability associated with the eventual retirement of a fixed asset.

The fair value of an ARO is recorded as a liability in the period when the obligation arises. The fair value of the ARO is measured using expected future discounted cash outflows. When the liability is recognized, we also capitalize the related ARO cost by adding it to the carrying amount of the related fixed asset. Each period, the liability is increased for the change in its present value with a corresponding charge to operating expenses. Changes in the amount or timing of the estimated ARO are recorded as an adjustment to the related liability and asset.
Held-for-sale assets and disposal group

Individual assets or subsidiaries to be disposed of, by sale or otherwise in a single transaction, are classified as held-for-sale if all of the following criteria are met at the period end:

•management, having the authority to approve the action, commits to a plan to sell the assets or subsidiaries;
•the asset or subsidiaries are available for immediate sale in its (their) present condition subject only to terms that are usual and customary for such sales;
•an active program to locate a buyer and other actions required to complete the plan to sell have been initiated;
•the sale is probable; and
•the transfer is expected to qualify for recognition as a completed sale, within one year.

The term probable refers to a future sale that is likely to occur, the asset or subsidiaries (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

A disposal group is classified as discontinued operations if the following criteria are met: (1) a component of an entity or group of components that has been disposed of by sale, disposed of other than by sale or is classified as held-for-sale that represents a strategic shift that has or will have a major effect on our financial results and operations, or (2) an acquired business or non-profit activity (the entity to be sold) that is classified as held-for-sale on the date of the acquisition.

Assets or subsidiaries held-for-sale are carried at the lower of their carrying amount and fair value less costs to sell. Interest and other expenses attributable to the liabilities of a disposal group classified as held-for-sale shall continue to be accrued. As an exception, investments in associates classified as held for sale continue to be measured in accordance with ASC 323 “Investments - Equity Method and Joint Venture”. Upon classification as held-for-sale, the assets are no longer depreciated.

If, at any time, the criteria for held-for-sale is no longer met, then the asset or disposal group will be reclassified to held and used. The asset or disposal group will be valued at the lower of the carrying amount before the asset or disposal group was classified as held-for-sale (as adjusted for any subsequent depreciation and amortization), and its fair value. Any adjustment to the value is shown in consolidated statements of operations for the period in which the criterion for held-for-sale was not met.

Gain or loss on disposals of held-for-sale assets is recognized as the difference between the fair value of consideration received and the carrying amount of the assets disposed.

Impairment of long-lived assets

We continually monitor events and changes in circumstances that could indicate carrying amounts of long-lived assets may not be recoverable. In assessing the recoverability of our vessels’ carrying amounts, we make assumptions regarding estimated future cash flows, estimates in respect of residual or scrap value and whether the vessel is in substance under development. Management performs an annual impairment assessment and when such events or changes in circumstances are present, we assess the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the future cash flows is less than the carrying amount of those assets, we recognize an impairment loss based on the excess of the carrying amount over their respective fair value.

Other-than-temporary impairment of investments

Where there are indicators that fair value is below carrying value of our investments, we will evaluate these for other-than-temporary impairment. Consideration will be given to (1) the length of time and the extent to which fair value is below carrying value, (2) the financial condition and near-term prospects of the investee, and (3) our intent and ability to hold the investment until any anticipated recovery. Where determined to be other-than-temporary impairment, we will recognize an impairment loss in the period in the line item “Income/(losses) from equity method investments” in the consolidated statements of operations.
Investments in listed equity securities

Investments in listed equity securities represents ownership interests of a publicly listed entity. Investments in listed equity securities are recorded at fair value with changes in fair value reported in “Other non-operating losses, net” which is included in net income. We classify our investment in listed equity securities in the income statement as non-operating because it is not integrated with our operations therefore is non-operating in nature. We use quoted market prices to determine the fair value of listed equity securities with a readily determinable fair value, unless the presence of certain restrictions warrants the application of a discount to fair value. We do not assess our investments in listed equity securities for impairment given they are carried at fair value.

We classify our investments in listed equity securities as current assets because the investment is available to be sold to meet liquidity needs if necessary, even if it is not the intention to dispose of the investment in the next twelve months.

Dividends received from our investments in listed equity securities are reflected as operating activities in the statement of cash flows (unless such distributions relate to a return of capital in which case it is reflected as an investing activity in the statement of cash flows).

Debt

Our debt consists of short-term and long-term debt securities, convertible debt securities and credit facilities with banks and other lenders. Debt issuances are placed directly by us or through securities dealers or underwriters and are held by financial institutions. Debt is recorded on our consolidated balance sheets at par value adjusted for unamortized discount or premium and net of unamortized debt issuance costs. Debt issuance costs directly related to the issuance of debt are amortized over the life of the debt and are recorded in interest expense, net of capitalized interest using the effective interest method. Gains and losses on the extinguishment of debt are recorded in other financial items, net on our consolidated statements of operations.

Advances or loans to/from related parties are recorded at cost.

Deferred charges

Costs associated with long-term financing, including debt arrangement fees, are deferred and amortized over the term of the relevant loan under the effective interest method. Amortization of debt issuance costs is included in interest expense. These costs are presented as a deduction from the corresponding liability, consistent with debt discounts.

Derivatives

We use derivatives to reduce market risks associated with our operations. We use interest rate swaps for the management of interest rate risk exposure. The interest rate swaps effectively convert a portion of our debt from a floating to a fixed rate over the life of the transactions without an exchange of underlying principal.

We seek to reduce our exposure to fluctuations in foreign exchange rates through the use of foreign currency forward contracts.

From time to time, we enter into equity swaps. Under these facilities, we swap with our counterparty (usually a major bank) the risk of fluctuations in our share price and the benefit of any dividends, for a fixed payment of LIBOR plus margin. The counterparty may acquire shares in the Company to hedge its own position.
All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheets and subsequently remeasured to fair value, regardless of the purpose or intent for holding the derivative. Where the fair value of a derivative instrument is a net liability, the derivative instrument is classified in “Other current liabilities”
in the consolidated balance sheets. Where the fair value of a derivative instrument is a net asset, the derivative instrument is classified in “Other current assets” and “Other non-current assets” in the consolidated balance sheets, depending on its maturity. The changes in fair value of derivative financial instruments (excluding the oil and gas derivative instruments) are recognized each period in current earnings in “Gains/(losses) on derivative instruments” in the consolidated statements of operations. We do not apply hedge accounting.

The fair value of the oil derivative was determined using the estimated discounted cash flows of the additional payments due to us as a result of oil prices moving above a contractual oil price floor over the term of the “LTA”. The fair value of the gas derivative was determined using the estimated discounted cash flows of the additional payments due to us as a result of forecast natural gas prices and forecast Euro/USD exchange rates. Significant inputs used in the valuation of the oil and gas derivative instruments include management’s estimate of an appropriate discount rate and the length of time necessary to blend the long-term and short-term oil and gas prices obtained from quoted prices in active markets. The changes in fair value of our oil and gas derivative instruments are recognized in each period within “Realized and unrealized gain/(loss) on oil and gas derivative instruments” as part of the consolidated statement of operations.

Convertible bonds

We account for debt instruments with convertible features in accordance with the details and substance of the instruments at the time of their issuance. For convertible debt instruments issued at a substantial premium to equivalent instruments without conversion features, or those that may be settled in cash upon conversion, it is presumed that the premium or cash conversion option represents an equity component.

Accordingly, we determine the carrying amounts of the liability and equity components of such convertible debt instruments by first determining the carrying amount of the liability component by measuring the fair value of a similar liability that does not have an equity component. The carrying amount of the equity component representing the embedded conversion option is then determined by deducting the fair value of the liability component from the total proceeds from the issue. The resulting equity component is recorded, with a corresponding offset to debt discount which is subsequently amortized to interest cost using the effective interest method over the period the debt is expected to be outstanding as an additional non-cash interest expense. Transaction costs associated with the instrument are allocated pro-rata between the debt and equity components.

For conventional convertible bonds which do not have a cash conversion option or where no substantial premium is received on issuance, it may not be appropriate to separate the bond into the liability and equity components.

Contingent liabilities

In the ordinary course of business, we are subject to various claims, lawsuits and complaints. Management, in consultation with internal and external advisers, will provide for a contingent loss in the financial statements if the contingency had occurred at the date of the financial statements and the likelihood of loss was probable and the amount can be reasonably estimated. If we determine that the reasonable estimate of the loss is a range and there is no best estimate within the range, we will provide the lower amount within the range.

Pensions

Defined benefit pension costs, assets and liabilities requires the significant actuarial assumptions to be adjusted annually to reflect current market and economic conditions. Our accounting policy states that full recognition of the funded status of defined benefit pension plans is to be included within our consolidated balance sheets. The pension benefit obligation is calculated by using a projected unit credit method.

Defined contribution pension costs represent the contributions payable to the scheme in respect of the accounting period and are recorded in the consolidated statements of operations.
Guarantees

Guarantees issued by us, excluding those that are guaranteeing our own performance, are recognized at fair value at the time that the guarantees are issued, or upon the deconsolidation of a subsidiary, and reported in “Other current liabilities” and “Other non-current liabilities”. A liability is recognized to the fair value of the obligation undertaken in issuing the guarantee. If it becomes probable that we will have to perform under a guarantee, we will recognize an additional liability if (and when) the amount of the loss can be reasonably estimated. The recognition of fair value is not required for certain guarantees such as the parent's guarantee of a subsidiary's debt to a third party. For those guarantees excluded from the above guidance requiring the fair value recognition for contingent liability, financial statement disclosures of such items are made.

Financial guarantees are assessed for credit losses and any allowance is presented as a liability for off-balance sheet credit exposures where the balance exceeds the collateral provided over the remaining instrument life. The allowance is assessed at the individual guarantee level, calculated by multiplying the balance exposed on default by the probability of default and loss given default over the term of the guarantee.

Treasury shares

Treasury shares are recognized as a separate component of equity at an amount corresponding to the purchase consideration transferred to repurchase its shares. Upon subsequent disposal of treasury shares, any consideration is recognized directly in equity.

Stock-based compensation

Our stock-based compensation includes both stock options and restricted stock units (“RSUs”).

We expense the fair value of stock-based compensation issued to employees and non-employees over the period the stock options or RSUs vest. We amortize stock-based compensation for awards on a straight-line basis over the period during which the individuals are required to provide service in exchange for the reward - the requisite service (vesting) period. No compensation cost is recognized for stock-based compensation for which the individuals do not render the requisite service. The fair value of stock options is estimated using the Black-Scholes option pricing model. The fair value of RSUs is estimated using the market price of the Company's common stock at grant date.

Earnings per share

Basic earnings per share (“EPS”) is computed based on the income available to common stockholders and the weighted average number of shares outstanding for basic EPS. Treasury shares are not included in the calculation. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments. Such potentially dilutive common shares are excluded when the effect would be to increase earnings per share or reduce a loss per share.

Income taxes

Income taxes are based on a separate return basis. The guidance on “Income Taxes” prescribes a recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.

Penalties and interest related to uncertain tax positions are recognized in “Income taxes” in the consolidated statements of operations.

Deferred taxes

Deferred tax assets and liabilities are recognized principally for the expected tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Realization of the deferred income tax asset is dependent on generating sufficient taxable income in future years.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on the tax rates and tax laws that have been enacted or substantively enacted at the balance sheet date. Income tax relating to items recognized directly in the statement of comprehensive income is recognized in the statement of changes in equity and not in the consolidated statements of operations.

Business combinations

When the assets acquired and liabilities assumed constitute a business, then the acquisition is a business combination. If substantially all of the fair value of the gross asset acquired is concentrated in a single identifiable asset or group of similar identifiable assets, the asset is not considered a business. Business combinations are accounted for under the acquisition method. On acquisition, the identifiable assets, liabilities and contingent liabilities are measured at their fair values at the date of acquisition. Any excess of the cost of acquisition over the fair values of the identifiable net assets acquired is recognized as goodwill. In instances where the cost of acquisition is lower than the fair values of the identifiable net assets acquired (i.e. bargain purchase), the difference is credited to the statement of operations in the period of acquisition. The consideration transferred for an acquisition is measured at fair value of the consideration given. Acquisition related costs are expensed as incurred. The results of operations of acquired businesses are included from the date of acquisition.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, we will recognize a measurement-period adjustment during the period in which we determine the amount of the adjustment, including the effect on earnings of any amounts we would have recorded in previous periods if the accounting had been completed at the acquisition date.

Related parties

Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also related if they are subject to common control or significant influence. Amounts due from related parties are presented net of allowances for credit losses, which are calculated using a loss rate applied against an aging matrix.

Segment reporting
A segment is a distinguishable component of the business that is engaged in business activities from which we earn revenues and incur expenses whose operating results are regularly reviewed by the chief operating decision maker (“CODM”), and which are subject to risks and rewards that are different from those of other segments. Prior to the sale of our investments in Golar Partners and Hygo, we operated in four reportable segments, “Shipping”, “FLNG”, “Power” and “Corporate and other.” We consider the disposal of our interest in Hygo as our exit from our Power operations and hence ceased to consider Power as a reportable segment (as defined under U.S. GAAP) with effect from the first quarter of 2021. Consequently, management deems that we provide three distinct services and operate in the following three reportable segments: “Shipping”, “FLNG” and “Corporate and other”.